Share-Based Compensation (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Options and warrants expensed
Risk-free interest rates	2.39%
Risk Free Interest Rate, Minimum		0.57%	0.42%	1.91%
Risk Free Interest Rate, Maximum		1.60%	1.60%	2.39%
Expected life	3 years	3 years	3 years	3 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Expected volatility	96.00%	96.00%		96.00%
Expected volatility, Minimum			96.00%
Expected volatility, Maximum			99.00%
Vycor Common Stock fair value, Minimum	$ 0.0125	$ 0.0125	$ 0.02	$ 0.0125
Vycor Common Stock fair value maximum	$ 0.0225		$ 0.03	$ 0.0175